Business Acquisition - Summary of Purchase Price Allocation (Detail) - USD ($) $ in Thousands		1 Months Ended	12 Months Ended
	Nov. 01, 2017	Jun. 30, 2017	Sep. 30, 2018	Sep. 30, 2016	Sep. 30, 2017	May 03, 2016
Intangible assets
Goodwill			$ 79,516		$ 29,459
Trademarks and domain names | Minimum
Business Acquisition [Line Items]
Amortization period			3 years
Trademarks and domain names | Maximum
Business Acquisition [Line Items]
Amortization period			11 years
Copyrights | Minimum
Business Acquisition [Line Items]
Amortization period			5 years
Copyrights | Maximum
Business Acquisition [Line Items]
Amortization period			7 years
Computer Software | Minimum
Business Acquisition [Line Items]
Amortization period			3 years
Computer Software | Maximum
Business Acquisition [Line Items]
Amortization period			5 years
Others | Minimum
Business Acquisition [Line Items]
Amortization period			3 years 6 months
Others | Maximum
Business Acquisition [Line Items]
Amortization period			8 years
Xiamen NetinNet
Business Acquisition [Line Items]
Cash				$ 2,783
Other current assets				2,236
Property, plant and equipment				$ 1,516
Amortization period				40 years
Intangible assets
Goodwill				$ 22,921		$ 22,921
Other current liabilities				(197)
Deferred tax liabilities				(1,918)
Noncontrolling interest				(6,533)
Total				$ 32,666
Xiamen NetinNet | Trademarks and domain names
Business Acquisition [Line Items]
Amortization period				10 years
Intangible assets
Intangible assets				$ 1,649
Xiamen NetinNet | Copyrights
Intangible assets
Intangible assets				$ 9,507
Xiamen NetinNet | Copyrights | Minimum
Business Acquisition [Line Items]
Amortization period				6 years
Xiamen NetinNet | Copyrights | Maximum
Business Acquisition [Line Items]
Amortization period				7 years
Xiamen NetinNet | Computer Software
Business Acquisition [Line Items]
Amortization period				10 years
Intangible assets
Intangible assets				$ 178
Xiamen NetinNet | Others
Business Acquisition [Line Items]
Amortization period				7 years
Intangible assets
Intangible assets				$ 524
Jiangsu Zhengbao Asset Financial Advisory Co., Ltd
Business Acquisition [Line Items]
Cash	$ 2,526
Other current assets	753
Property, plant and equipment	$ 1,984
Amortization period	25 years
Intangible assets
Goodwill	$ 3,547
Other current liabilities	(1,550)
Deferred tax liabilities	(574)
Noncontrolling interest	(1,262)
Total	$ 6,059
Jiangsu Zhengbao Asset Financial Advisory Co., Ltd | Customer Relationship
Business Acquisition [Line Items]
Amortization period	8 years
Intangible assets
Intangible assets	$ 545
Jiangsu Zhengbao Asset Financial Advisory Co., Ltd | Others
Intangible assets
Intangible assets	$ 90
Jiangsu Zhengbao Asset Financial Advisory Co., Ltd | Others | Minimum
Business Acquisition [Line Items]
Amortization period	1 year
Jiangsu Zhengbao Asset Financial Advisory Co., Ltd | Others | Maximum
Business Acquisition [Line Items]
Amortization period	5 years
Beijing Ruida Chengtai Education Technology Co., Ltd. ("Beijing Ruida")
Business Acquisition [Line Items]
Cash		$ 1,639
Other current assets		9,578
Property, plant and equipment		$ 118
Amortization period		5 years
Intangible assets
Goodwill		$ 48,931
Other current liabilities		(684)
Deferred tax liabilities		(8,115)
Noncontrolling interest		(41,336)
Total		$ 43,022
Beijing Ruida Chengtai Education Technology Co., Ltd. ("Beijing Ruida") | Trademarks and domain names
Business Acquisition [Line Items]
Amortization period		3 years
Intangible assets
Intangible assets		$ 2,741
Beijing Ruida Chengtai Education Technology Co., Ltd. ("Beijing Ruida") | Computer Software
Business Acquisition [Line Items]
Amortization period		5 years 3 months 18 days
Intangible assets
Intangible assets		$ 344
Beijing Ruida Chengtai Education Technology Co., Ltd. ("Beijing Ruida") | Others
Intangible assets
Intangible assets		$ 210
Beijing Ruida Chengtai Education Technology Co., Ltd. ("Beijing Ruida") | Others | Minimum
Business Acquisition [Line Items]
Amortization period		2 years 6 months
Beijing Ruida Chengtai Education Technology Co., Ltd. ("Beijing Ruida") | Others | Maximum
Business Acquisition [Line Items]
Amortization period		5 years 6 months
Beijing Ruida Chengtai Education Technology Co., Ltd. ("Beijing Ruida") | Supplier Contracts
Business Acquisition [Line Items]
Amortization period		5 years 6 months
Intangible assets
Intangible assets		$ 25,118
Beijing Ruida Chengtai Education Technology Co., Ltd. ("Beijing Ruida") | Courseware
Business Acquisition [Line Items]
Amortization period		3 years 6 months
Intangible assets
Intangible assets		$ 4,478